OTHER LONG-TERM LIABILITIES - Weighted Average Assumptions Used to Calculate Share-Based Compensation Liability (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year	Dec. 31, 2016 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 3.33	$ 11.82	$ 11.41
Share price	$ 32.94	$ 44.92	$ 42.79
Expected volatility	27.40%	27.10%	30.70%
Expected dividend yield	4.10%	2.50%	2.30%
Risk free interest rate	1.90%	1.80%	0.90%
Expected forfeiture rate	4.20%	5.00%	5.00%
Expected stock option life | year	4.4	4.5	4.6
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Intrinsic value of vested stock options	$ 27,000,000	$ 195,000,000	$ 191,000,000